Operating lease liability (Tables)	12 Months Ended
Mar. 31, 2024
Operating Lease Liability
Schedule of operating lease liabilities	Operating lease liabilities consisted of the following:
	As of
	March 31,	March 31,
	2024	2023
Shenzhen Wan	$—	$138,492
Longcheng Car	—	86,330
Total	—	224,822

Schedule of analyzed operating lease liability
	As of
	March 31,	March 31,
	2024	2023
Operating Lease Liability-noncurrent	$—	$—
Operating Lease Liability-current	—	224,822
Total	—	224,822

Schedule of maturity analysis of operating lease liabilities

Maturity analysis of operating lease liabilities as of March 31, 2024 is as follows:

Discount rate at commencement	$3.650%
One year	—
Two years	—
Total undiscounted cash flows	—
Total operating lease liabilities	—
Difference between undiscounted cash flows and discounted cash flows	$—